INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
Inventory [Line Items]
Raw materials	$ 16,042	$ 18,307
Work in progress	9,241	17,561
Finished goods	10,615	12,342
Inventories	$ 35,898	$ 48,210